UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23067

(Investment Company Act File Number)

RiverNorth Specialty Finance Corporation
(Exact Name of Registrant as Specified In Charter)

325 North LaSalle Street, Suite 645,

Chicago, Illinois 60654
(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654
(Name and Address Of Agent For Service)

(312) 832-1440

(Registrant's Telephone Number)

Date of Fiscal Year end: June 30

Date of Reporting Period: June 30, 2021

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the U.S. Securities and Exchange Commission on September 8, 2021 (Accession Number 0001398344-21-018600) (the “Report”), to amend Item 6(a) and Item 13(d) and to incorporate the opinion of KPMG LLP (“KPMG”) as Exhibit 13(e). Item 1 through Item 5 and Item 7 through Item 12 of the Original Filing are incorporated by reference.

Item 6.	Schedule of Investments.

(a)	A Summary Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 13(d) hereto. Additionally attached as Exhibit 13(e) is the opinion rendered by KPMG, the fund’s independent registered public accounting firm.

(b)	Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of ethics that is subject to Item 2 is incorporated by reference to Exhibit 13(a)(1) to the Registrant’s Certified Shareholder report on Form N-CSR File 811-23067, filed on September 8, 2021.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are incorporated by reference to Exhibit 13(a)(2) to the Registrant’s Certified Shareholder report on Form N-CSR File 811-23067, filed on September 8, 2021.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are incorporated by reference to Exhibit 13(b) to the Registrant’s Certified Shareholder report on Form N-CSR File 811-23067, filed on September 8, 2021.

(c)	The Proxy Voting Policies and Procedures is incorporated by reference to Exhibit 13(c) to the Registrant’s Certified Shareholder report on Form N-CSR File 811-23067, filed on September 8, 2021.

(d)	The Schedule of Investments is attached hereto.

(e)	Opinion of KPMG is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Specialty Finance Corporation

By:	/s. Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	September 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s. Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	September 28, 2021

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt,
Title:	Chief Financial Officer and Treasurer

Date:	September 28, 2021